TERM LOANS AND DERIVATIVE LIABILITIES (Narrative) (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 28, 2025 USD ($)	Apr. 28, 2025 USD ($)	Mar. 27, 2024 USD ($)	May 24, 2023 USD ($) oz	Aug. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($)	Feb. 29, 2020 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Principal amount						$ 0	$ 6,609	$ 10,668
Remeasurement loss							$ 483
Loss on extinguishment						$ 1,251
Quantity of silver delivered at spot price | oz						54,000	162,000
Wexford Loan [Member]
Disclosure of detailed information about borrowings [Line Items]
Principal amount						$ 0	$ 5,123	6,287	$ 15,000
Loan facility increase					$ 2,000
Accrued and bonus interest outstanding								6,287
Loan interest rate per annum						10.00%
Remeasurement loss							483
Loss on extinguishment						$ 1,251
Revised Wexford Loan [Member]
Disclosure of detailed information about borrowings [Line Items]
Principal amount			$ 6,287
Loan interest rate per annum			10.00%
Market-based effective interest rate			18.00%
Related-party capital contribution			$ 2,087
Loss on extinguishment	$ 1,251
Sailfish Silver Loan Derivative Liability [Member]
Disclosure of detailed information about borrowings [Line Items]
Principal amount						0	1,486	$ 4,381
Remeasurement loss							$ 0
Loss on extinguishment						0
Loan agreement				$ 6,000
Quantity of silver delivered at spot price | oz				13,500
Loan interest rate				US Prime plus 4%
Additional consideration				$ 1,000
Mineral interest		$ 144
Gain on derecognition of mineral interest		$ 856
Gain recognized						$ 107